SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings (loss) per share (Details)			6 Months Ended
	May 01, 2024	Mar. 29, 2024	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Recon Technology, Ltd			¥ (5,823,015)	$ (832,681)	¥ (20,588,329)
Denominator:
Weighted-average number of ordinary shares outstanding - basic			9,475,344	9,475,344	8,978,328
Weighted-average number of ordinary shares outstanding - diluted			9,475,344	9,475,344	8,978,328
Loss per share - basic | (per share)			¥ (0.61)	$ (0.09)	¥ (2.29)
Loss per share - diluted | (per share)			¥ (0.61)	$ (0.09)	¥ (2.29)
Reverse stock split	0.056		0.2	0.2
Class A ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic			8,364,232	8,364,232	7,987,959
Reverse stock split	0.056	0.056
Class B Ordinary Shares (used for EPS calculation)
Denominator:
Weighted-average number of ordinary shares outstanding - basic			1,111,112	1,111,112	990,369
Reverse stock split	0.056
Class B common stock convertible conversion ratio	0.056